Average Annual Total Returns - Short-Term Bond Fund	Short-Term Bond Fund 1 YR	Short-Term Bond Fund 5 YR	Short-Term Bond Fund 10 YR	Short-Term Bond Fund Returns after taxes on distributions 1 YR	Short-Term Bond Fund Returns after taxes on distributions 5 YR	Short-Term Bond Fund Returns after taxes on distributions 10 YR	Short-Term Bond Fund Returns after taxes on distributions and sale of fund shares 1 YR	Short-Term Bond Fund Returns after taxes on distributions and sale of fund shares 5 YR	Short-Term Bond Fund Returns after taxes on distributions and sale of fund shares 10 YR	ICE BofA 1-5 Year Corp./Gov. Index (reflects no deduction for fees, expenses, or taxes) 1 YR	ICE BofA 1-5 Year Corp./Gov. Index (reflects no deduction for fees, expenses, or taxes) 5 YR	ICE BofA 1-5 Year Corp./Gov. Index (reflects no deduction for fees, expenses, or taxes) 10 YR
Total	5.42%	2.87%	2.44%	3.97%	1.91%	1.56%	3.27%	1.79%	1.51%	4.65%	2.79%	2.24%